Common Stock and Stock Warrants Common Stock and Stock Warrants - Common Stock Issued for Services (Details) (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 30, 2017	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common stock issued for services, expense recognized in general and administrative			$ 115	$ 0	$ 256	$ 0	$ 0
Common stock issued for services					$ 256
Restricted Stock
Class of Stock [Line Items]
Common stock issued for services (in shares)	60,000
Percent of shares to be surrendered at termination	40.00%
Shares quoted at market price (in shares)	36,000
Percent of shares quoted at market price	60.00%
Common stock issued for services	$ 207
Market price of shares (in usd per share)	$ 5.75
Shares adjusted to fair value (in shares)	24,000	24,000
Expense recognition period	180 days	180 days